File No. 333-111755


                       SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549-1004

                                 POST-EFFECTIVE
                                 AMENDMENT NO. 5

                                       TO

                                    FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                                     FT 802
                           ENERGY PORTFOLIO, SERIES 14
                        EQUITY INCOME PORTFOLIO, SERIES 5
                         FINANCIALS PORTFOLIO, SERIES 15
                         HEALTHCARE PORTFOLIO, SERIES 5
                          THE KEY 3 PORTFOLIO, SERIES 5
                       PHARMACEUTICAL PORTFOLIO, SERIES 16
                    REIT GROWTH & INCOME PORTFOLIO, SERIES 8
                         TECHNOLOGY PORTFOLIO, SERIES 19
                          UTILITIES PORTFOLIO, SERIES 7
                              (Exact Name of Trust)

                           FIRST TRUST PORTFOLIOS L.P.
                            (Exact Name of Depositor)

                             120 East Liberty Drive
                                    Suite 400
                            Wheaton, Illinois  60187

          (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS L.P. CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen       Attn:  Eric F. Fess
          120 East Liberty Drive      111 West Monroe Street
          Suite 400                   Chicago, Illinois  60603
          Wheaton, Illinois  60187


              (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    March 31, 2009
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or 486)


                      CONTENTS OF POST-EFFECTIVE AMENDMENT
                            OF REGISTRATION STATEMENT

     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures


                          THE PURPOSE OF THE AMENDMENT

     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of FT 802 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 802, ENERGY PORTFOLIO, SERIES 14, EQUITY INCOME PORTFOLIO, SERIES 5, FINANCIALS PORTFOLIO, SERIES 15, HEALTHCARE PORTFOLIO, SERIES 5, THE KEY 3 PORTFOLIO, SERIES 5, PHARMACEUTICAL PORTFOLIO, SERIES 16, REIT GROWTH & INCOME PORTFOLIO, SERIES 8, TECHNOLOGY PORTFOLIO, SERIES 19 AND UTILITIES PORTFOLIO, SERIES 7, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Wheaton and State of Illinois on March 31, 2009.

                         FT 802

                         ENERGY PORTFOLIO, SERIES 14
                         EQUITY INCOME PORTFOLIO, SERIES 5
                         FINANCIALS PORTFOLIO, SERIES 15
                         HEALTHCARE PORTFOLIO, SERIES 5
                         THE KEY 3 PORTFOLIO, SERIES 5
                         PHARMACEUTICAL PORTFOLIO, SERIES 16
                         REIT GROWTH & INCOME PORTFOLIO, SERIES 8
                         TECHNOLOGY PORTFOLIO, SERIES 19
                         UTILITIES PORTFOLIO, SERIES 7
                                    (Registrant)

                         By:  FIRST TRUST PORTFOLIOS L.P.
                                    (Depositor)


                         By:  Jason T. Henry
                              Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                TITLE*               DATE

Judith M. Van Kampen       Director           )
                           of The Charger     ) March 31, 2009
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios L.P.    )

Karla M. Van Kampen-Pierre Director           )
                           of The Charger     ) Jason T. Henry
                           Corporation, the   ) Attorney-in-Fact**
                           General Partner of )
                           First Trust        )
                           Portfolios L.P.    )

David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios L.P.    )

       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.